Interest-Bearing Loans and Borrowings - Summary of Series of Bonds (Detail) - USD ($) $ in Millions		6 Months Ended
	Jan. 06, 2010	Jun. 30, 2020
Disclosure of detailed information about borrowings [line items]
Maturity date	2040
Anheuser-Busch InBev 2.125% [member]
Disclosure of detailed information about borrowings [line items]
Issue date		ABISA
Aggregate principal amount		$ 1,000
Currency		EUR
Interest rate		2.125%
Maturity date		2 December 2027
Anheuser-Busch InBev 2.875% [member]
Disclosure of detailed information about borrowings [line items]
Issue date		ABISA
Aggregate principal amount		$ 1,750
Currency		EUR
Interest rate		2.875%
Maturity date		2 April 2032
Anheuser-Busch InBev 3.700% [member]
Disclosure of detailed information about borrowings [line items]
Issue date		ABISA
Aggregate principal amount		$ 1,750
Currency		EUR
Interest rate		3.70%
Maturity date		2 April 2040
Anheuser-Busch InBev 3.500% [member]
Disclosure of detailed information about borrowings [line items]
Issue date		ABIWW
Aggregate principal amount		$ 1,750
Currency		USD
Interest rate		3.50%
Maturity date		1 June 2030
Anheuser-Busch InBev 4.350% [member]
Disclosure of detailed information about borrowings [line items]
Issue date		ABIWW
Aggregate principal amount		$ 1,000
Currency		USD
Interest rate		4.35%
Maturity date		1 June 2040
Anheuser-Busch InBev 4.500% [member]
Disclosure of detailed information about borrowings [line items]
Issue date		ABIWW
Aggregate principal amount		$ 2,250
Currency		USD
Interest rate		4.50%
Maturity date		1 June 2050
Anheuser-Busch InBev 4.600% [member]
Disclosure of detailed information about borrowings [line items]
Issue date		ABIWW
Aggregate principal amount		$ 1,000
Currency		USD
Interest rate		4.60%
Maturity date		1 June 2060